Basis of preparation of the financial statements - Currency translation, schedule of currency translation (Details)	12 Months Ended
	Dec. 31, 2017 ¥ / €	Dec. 31, 2017 ¥ / € SEK / €	Dec. 31, 2017 ¥ / € £ / €	Dec. 31, 2017 ¥ / € $ / €	Dec. 31, 2017 ¥ / € ZAR / €	Dec. 31, 2017 ¥ / € ¥ / €	Dec. 31, 2017 ¥ / € SGD / €	Dec. 31, 2017 ¥ / € BRL / €	Dec. 31, 2017 ¥ / € ₩ / €	Dec. 31, 2017 ¥ / € PLN / €	Dec. 31, 2016 ¥ / €	Dec. 31, 2016 ¥ / € SEK / €	Dec. 31, 2016 ¥ / € £ / €	Dec. 31, 2016 ¥ / € $ / €	Dec. 31, 2016 ¥ / € ZAR / €	Dec. 31, 2016 ¥ / € ¥ / €	Dec. 31, 2016 ¥ / € SGD / €	Dec. 31, 2016 ¥ / € BRL / €	Dec. 31, 2016 ¥ / € ₩ / €	Dec. 31, 2016 ¥ / € PLN / €	Dec. 31, 2015 ¥ / € $ / €	Dec. 31, 2015 SEK / € $ / €	Dec. 31, 2015 £ / € $ / €	Dec. 31, 2015 $ / €	Dec. 31, 2015 $ / € ZAR / €	Dec. 31, 2015 $ / € ¥ / €	Dec. 31, 2015 $ / € SGD / €	Dec. 31, 2015 $ / € BRL / €	Dec. 31, 2015 $ / € ₩ / €	Dec. 31, 2015 $ / € PLN / €	Dec. 31, 2017 SEK / €	Dec. 31, 2017 £ / €	Dec. 31, 2017 $ / €	Dec. 31, 2017 ZAR / €	Dec. 31, 2017 ¥ / €	Dec. 31, 2017 SGD / €	Dec. 31, 2017 BRL / €	Dec. 31, 2017 ₩ / €	Dec. 31, 2017 PLN / €	Dec. 31, 2016 SEK / €	Dec. 31, 2016 £ / €	Dec. 31, 2016 $ / €	Dec. 31, 2016 ZAR / €	Dec. 31, 2016 ¥ / €	Dec. 31, 2016 SGD / €	Dec. 31, 2016 BRL / €	Dec. 31, 2016 ₩ / €	Dec. 31, 2016 PLN / €	Dec. 31, 2014 $ / €
Corporate Information And Statement Of IFRS Compliance [Abstract]
Annual average exchange rate	7.6290	9.6351	0.8767	1.1297	15.0490	126.7112	1.5588	3.6054	1,276.7381	4.2570	7.3522	9.4689	0.8195	1.1069	16.2645	120.1967	1.5275	3.8561	1,284.1811	4.3632	6.9924	9.3414	0.7284	1.1130	14.2616	134.5231	1.5288	3.7024	1,259.6731	4.1909
Closing rate as at Dec 31,	7.8044	7.8044	7.8044	7.8044	7.8044	7.8044	7.8044	7.8044	7.8044	7.8044	7.3202	7.3202	7.3202	7.3202	7.3202	7.3202	7.3202	7.3202	7.3202	7.3202	1.0887	1.0887	1.0887	1.0887	1.0887	1.0887	1.0887	1.0887	1.0887	1.0887	9.8438	0.8872	1.1993	14.8054	135.0100	1.6024	3.9729	1,279.6100	4.1770	9.5525	0.8562	1.0541	14.4570	123.4000	1.5234	3.4305	1,269.3600	4.4103	1.2141